Employee Benefit Plan, Investment (Net Appreciation in FV & Investment Income) (Details) - EBP-43-1301883-021 [Group Trust] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 762,134
Investment income:
Interest	204,125
Dividends	21,926
Less: investment management expenses	(9,340)
Net investment income of Group Trust Investments	$ 978,845